Net Defined Benefit Liabilities And Assets(Table)	12 Months Ended
Dec. 31, 2018
Disclosure Of Defined Benefit Plans Abstract [Abstract]
Schedule Of Defined Benefit Plans Disclosures Text Block [Text Block]

Changes in the net defined benefit liabilities for the years ended December 31, 2017 and 2018, are as follows:

	2017
	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities
	(In millions of Korean won)
Beginning	￦	1,576,003	￦	(1,479,704)	￦	96,299
Current service cost		208,037		—		208,037
Past service cost		21,356		—		21,356
Interest cost (income)		40,351		(36,243)		4,108
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		22,878		—		22,878
Actuarial gains and losses by changes in financial assumptions		(86,459)		—		(86,459)
Actuarial gains and losses by experience adjustments		17,541		—		17,541
Return on plan assets (excluding amounts included in interest income)		—		16,220		16,220
Contributions:
The Group		—		(230,785)		(230,785)
Payments from plans (benefit payments)		(216,817)		216,698		(119)
Payments from the Group		(23,779)		—		(23,779)
Transfer in		8,604		(8,383)		221
Transfer out		(8,712)		8,672		(40)
Effect of exchange rate changes		(25)		—		(25)
Effect of business combination and disposal of business		282,988		(177,832)		105,156
Others		25		3,174		3,199

Ending[1]	￦	1,841,991	￦	(1,688,183)	￦	153,808

[1]	The net defined benefit liabilities of ￦153,808 million is calculated by subtracting ￦894 million net defined benefit assets from ￦154,702 million net defined benefit liabilities

	2018
	Present value of defined benefit obligation		Fair value of plan assets		Net defined benefit liabilities
	(In millions of Korean won)
Beginning	￦	1,841,991	￦	(1,688,183)	￦	153,808
Current service cost		208,470		—		208,470
Past service cost		30,218		—		30,218
Gain or loss on settlement		(1,000)		—		(1,000)
Interest cost (income)		51,522		(47,689)		3,833
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions		38,894		—		38,894
Actuarial gains and losses by changes in financial assumptions		95,111		—		95,111
Actuarial gains and losses by experience adjustments		33,968		—		33,968
Return on plan assets (excluding amounts included in interest income)		—		22,420		22,420
Contributions		—		(300,245)		(300,245)
Payments from plans (benefit payments)		(103,663)		103,652		(11)
Payments from the Group		(29,583)		—		(29,583)
Transfer in		8,614		(8,394)		220
Transfer out		(8,394)		8,394		—
Effect of exchange rate changes		17		—		17
Effect of business combination and disposal of business		—		—		—
Others		6,095		(2)		6,093

Ending	￦	2,172,260	￦	(1,910,047)	￦	262,213

Disclosure Of Net Defined Benefit Liability Asset Explanatory

Details of the net defined benefit liabilities as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Present value of defined benefit obligation	￦	1,841,991	￦	2,172,260
Fair value of plan assets		(1,688,183)		(1,910,047)

Net defined benefit liabilities	￦	153,808	￦	262,213

Schedule Of Net Benefit Costs Table Text Block [Text Block]

Details of post-employment benefits recognized in profit or loss as employee compensation and benefits for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Current service cost	￦	192,010	￦	208,037	￦	208,470
Past service cost[1]		4,408		21,356		7,912
Net interest expenses of net defined benefit liabilities		1,674		4,108		3,833
Gain or loss on settlement		(396)		—		(1,000)

Post-employment benefits[2]	￦	197,696	￦	233,501	￦	219,215

[1]	During the year ended December 31, 2018, other provisions (amounting to ￦22,306 million as of December 31, 2017) were transferred into net defined benefit liabilities.
[2]

Including post-employment benefits amounting to ￦2,047 million recognized as other operating expense and prepayment of ￦83 million recognized as other assets as of and for the year ended December 31, 2018, and post-employment benefits amounting to ￦1,755 million recognized as other operating expense and prepayment of ￦42 million recognized as other assets for the year ended December 31, 2017.

Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block [Text Block]

Remeasurements of the net defined benefit liabilities recognized as other comprehensive income for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	￦	(11,071)	￦	(16,220)	￦	(22,420)
Actuarial gains and losses		27,787		46,040		(167,973)
Income tax effects		(4,045)		(7,215)		52,377

Remeasurements after income tax	￦	12,671	￦	22,605	￦	(138,016)

Disclosure Of Fair Value Of Plan Assets Explanatory

The details of fair value of plan assets as of December 31, 2017 and 2018, are as follows:

	2017
	Assets quoted in an active market		Assets not quoted in an active market		Total
	(In millions of Korean won)
Cash and due from financial institutions	￦	—	￦	1,686,012	￦	1,686,012
Investment fund		—		2,171		2,171

Total	￦	—	￦	1,688,183	￦	1,688,183

	2018
	Assets quoted in an active market		Assets not quoted in an active market		Total
	(In millions of Korean won)
Cash and due from financial institutions	￦	—	￦	1,908,028	￦	1,908,028
Investment fund		—		2,019		2,019

Total	￦	—	￦	1,910,047	￦	1,910,047

Schedule Of Assumptions Used Table Text Block [Text Block]

Key actuarial assumptions used as of December 31, 2017 and 2018, are as follows:

	2017	2018
Discount rate (%)	2.10 ~ 2.90	2.00 ~ 2.30
Salary increase rate (%)	0.00 ~ 7.50	0.00 ~ 7.50
Turnover (%)	0.00 ~ 50.00	0.00 ~ 50.00

Mortality assumptions are based on the experience-based mortality table of Korea Insurance Development Institute of 2015.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory

The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions as of December 31, 2018, are as follows:

	Changes in principal assumption	Effect on net defined benefit obligation
		Increase in principal assumption	Decrease in principal assumption
Discount rate (%)	0.5 p.	4.23 decrease	4.48 increase
Salary increase rate (%)	0.5 p.	4.13 increase	3.95 decrease
Turnover (%)	0.5 p.	0.66 decrease	0.57 increase

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The sensitivity of the defined benefit obligation to changes in principal actuarial assumptions is calculated using the projected unit credit method, the same method applied when calculating the defined benefit obligations recognized on the statement of financial position.

Disclosure Of Information About Maturity Profile Of Defined Benefit Obligation Explanatory

Expected maturity analysis of undiscounted pension benefits (including expected future benefit) as of December 31, 2018, is as follows:

	Up to 1 year		1~2 years		2~5 years		5~10 years		Over 10 years		Total
	(In millions of Korean won)
Pension benefits[1]	￦	61,787	￦	121,233	￦	600,804	￦	1,307,327	￦	3,766,739	￦	5,857,890

[1]	Excluded amount to be settled per promotion-incentivized defined contribution plan.

The weighted average duration of the defined benefit obligation is 1.0 ~ 11.2 years.

Expected contribution to plan assets for periods after December 31, 2018, is estimated to be ￦207,020 million.